GEOGRAPHIC AREA INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net Sales	$ 65,975	$ 66,137	$ 70,921	$ 68,978	$ 67,933	$ 60,798	$ 55,352	$ 139,899	$ 116,150	$ 206,036	$ 184,084	$ 268,447	$ 248,435
Long Lived Assets												214,423	214,790
United States
Disaggregation of Revenue [Line Items]
Net Sales												211,599	187,392
Long Lived Assets												152,361	141,511
Other Countries
Disaggregation of Revenue [Line Items]
Net Sales												56,848	61,043
Long Lived Assets												$ 62,062	$ 73,279